Related Party Transactions - Farm Credit Bank of Texas (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	5.00%								5.00%
Guarantee and commitment fees	$ 6,768,000	$ 6,819,000	$ 6,759,000	$ 6,612,000	$ 6,568,000	$ 6,401,000	$ 6,064,000	$ 5,930,000	$ 26,958,000	$ 24,963,000	$ 24,821,000
Farm Credit Bank of Texas [Member]
Related Party Transaction [Line Items]
Expense Related to Distribution or Servicing and Underwriting Fees									500,000	600,000	800,000
Common stock, Class B Voting [Member] | Farm Credit Bank of Texas [Member]
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	7.70%								7.70%
Commitment fees [Member] | Farm Credit Bank of Texas [Member]
Related Party Transaction [Line Items]
Guarantee and commitment fees									200,000	300,000	300,000
Long-Term Standby Purchase Commitments [Member] | Farm Credit Bank of Texas [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Outstanding Balance	$ 63,200,000				$ 75,100,000				$ 63,200,000	$ 75,100,000